Operating Leases - Future Minimum Lease Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Operating Leases
Minimum lease payments receivable	$ 18,856	$ 38,168
Less than 1 year
Operating Leases
Minimum lease payments receivable	18,856	35,992
1 - 5 years
Operating Leases
Minimum lease payments receivable	0	2,176
Later than five years
Operating Leases
Minimum lease payments receivable	$ 0	$ 0